Short-term bank borrowings (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term bank borrowings
Term of short term borrowings	6 months
Short term borrowings	¥ 161,000,000		¥ 350,545,000
Repayment of short term borrowings	¥ 3,215,081	$ 24,674,330	161,000,000	¥ 401,000,000
Borrowings secured by Restricted cash			¥ 55,950,000
weighted average interest rate			4.04%